Loans payable (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 12, 2021	Jun. 08, 2021	Jan. 31, 2017	Nov. 30, 2016	Sep. 30, 2014
Disclosure of detailed information about borrowings [line items]
Interest payable				$ 1,567	$ 17,883
Settled by shares	$ 0	$ 0	$ 131,250
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum								10.00%
Interest payable	213,057	183,169
Current borrowings	499,631	460,496	126,780
Additional	50,000	325,056
Director Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable	515,790	450,378
Current borrowings	251,691	257,742	343,796
Settled by shares	0	97,500
Director Loans [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum						10.00%
Director Loans [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum						12.00%
Executive Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable	47,446	116,147
Current borrowings	0	0	87,186
Additional	60,626	0
Executive Loans [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum							10.00%
Executive Loans [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum							12.00%
Promissory note [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	30,000	0	$ 90,000
Settled by shares	0	(90,000)
Additional	$ 30,000
Private Placement [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable		77,198
Settled by shares		$ 141,181